Non-Cash Share-Based Compensation - Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors (Details)	6 Months Ended
Jun. 30, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected option life (years)	6 years 3 months 18 days
Expected volatility	77.00%
Risk-free interest rate	1.10%